UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if an Amendment [X];  Amendment Number: 1
        This Amendment (Check only one.):      [x] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Marc Lasry
Address:  c/o Avenue Capital Management II, L.P.
          535 Madison Avenue, 15th Floor
          New York, New York  10022

Form 13F File Number:  028-10797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Marc Lasry
Phone:  (212) 850-7511

Signature, Place, and Date of Signing:

/s/ Marc Lasry              New York, New York        March 13, 2009
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  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Ten (10)

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $328,847 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:

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|NO.|FORM 13F FILE NO.|                  NAME                  |
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| 1 |    028-11224    |Avenue Capital Management II, L.P.      |
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| 2 |    028-11225    |Avenue Event Driven Master Fund, Ltd.   |
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| 3 |    028-11228    |Avenue International, Ltd.              |
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| 4 |    028-12370    |GL Partners IV, LLC                     |
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| 5 |    028-12368    |Avenue Capital Partners IV, LLC         |
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| 6 |    028-12383    |Avenue Special Situations Fund IV, L.P. |
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| 7 |    028-12377    |Avenue Capital Management II GenPar, LLC|
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| 8 |                 |GL Partners V, LLC                      |
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| 9 |                 |Avenue Capital Partners V, LLC          |
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| 10|                 |Avenue Special Situations Fund V, L.P.  |
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

                                    FORM 13F INFORMATION TABLE

Name of                 Title of        CUSIP           Value     SH/Prn SH/ Put/ Investment Other      Voting       Authority
Issuer                  Class                                     Amount Prn Call Discretion Managers   Sole       Shared  None

CITIGROUP INC.          COM             172967101    $335,500     50,000 SH       DEFINED    1, 7           50,000
CITIGROUP INC.          COM             172967101    $402,600     60,000 SH       DEFINED    1, 3, 7        60,000
CITIGROUP INC.          COM             172967101  $1,006,500    150,000 SH       DEFINED    1,4,5,6,7     150,000
CITIGROUP INC.          COM             172967102  $4,965,400    740,000 SH       DEFINED    1,7,8,9,10    740,000
CROWN HOLDINGS INC      COM             228368106  $5,121,082    266,723 SH       DEFINED    1, 7          266,723
CROWN HOLDINGS INC      COM             228368106 $22,721,510  1,183,412 SH       DEFINED    1, 3, 7     1,183,412
CROWN HOLDINGS INC      COM             228368106 $24,634,406  1,283,042 SH       DEFINED    1,4,5,6,7   1,283,042
CROWN HOLDINGS INC      COM             228368107  $9,418,675    490,556 SH       DEFINED    1,7,8,9,10    490,556
DANA HOLDING CORP       COM             235825205    $354,079    478,485 SH       DEFINED    1, 7          478,485
DANA HOLDING CORP       COM             235825205    $644,465    870,899 SH       DEFINED    1, 3, 7       870,899
DANA HOLDING CORP       COM             235825205  $1,335,649  1,804,930 SH       DEFINED    1,4,5,6,7   1,804,930
DANA HOLDING CORP       COM             235825206    $655,084    885,248 SH       DEFINED    1,7,8,9,10    885,248
EL PASO ENERGY CAP TR I PFD CV TR SECS  283678209    $276,102     10,800 SH       DEFINED    1, 7           10,800
EL PASO ENERGY CAP TR I PFD CV TR SECS  283678209    $235,198      9,200 SH       DEFINED    1, 3, 7         9,200
GRACE W R & CO DEL NEW  COM             38388F108  $3,041,482    509,461 SH       DEFINED    1, 7          509,461
GRACE W R & CO DEL NEW  COM             38388F108  $2,705,341    453,156 SH       DEFINED    1, 3, 7       453,156
GRACE W R & CO DEL NEW  COM             38388F108  $5,783,670    968,789 SH       DEFINED    1,4,5,6,7     968,789
GRACE W R & CO DEL NEW  COM             38388F109  $6,474,531  1,084,511 SH       DEFINED    1,7,8,9,10  1,084,511
OWENS ILL INC           COM NEW         690768403 $14,650,192    536,048 SH       DEFINED    1, 7          536,048
OWENS ILL INC           COM NEW         690768403 $35,140,012  1,285,767 SH       DEFINED    1, 3, 7     1,285,767
OWENS ILL INC           COM NEW         690768403 $33,422,923  1,222,939 SH       DEFINED    1,4,5,6,7   1,222,939
OWENS ILL INC           COM NEW         690768403  $8,048,685    294,500 SH       DEFINED                  294,500
OWENS ILL INC           COM NEW         690768404 $66,606,216  2,437,110 SH       DEFINED    1,7,8,9,10  2,437,110
SEARS HOLDINGS CORP     COM             812350106    $320,833      8,254 SH       DEFINED    1, 7            8,254
SEARS HOLDINGS CORP     COM             812350106    $209,121      5,380 SH       DEFINED    1, 3, 7         5,380
SIX FLAGS INC           NOTE 4.500% 5/1 83001PAJ8    $210,188  2,242,000 SH       DEFINED    1, 7        2,242,000
SIX FLAGS INC           NOTE 4.500% 5/1 83001PAJ8    $510,000  5,440,000 SH       DEFINED    1, 3, 7     5,440,000
SIX FLAGS INC           NOTE 4.500% 5/1 83001PAJ8    $453,844  4,841,000 SH       DEFINED    1,4,5,6,7   4,841,000
SIX FLAGS INC           NOTE 4.500% 5/2 83001PAJ9  $2,622,844 27,977,000 SH       DEFINED    1,7,8,9,10 27,977,000
TIME WARNER CABLE INC   CL A            88732J108  $5,993,859    279,434 SH       DEFINED    1, 7          279,434
TIME WARNER CABLE INC   CL A            88732J108 $10,909,513    508,602 SH       DEFINED    1, 3, 7       508,602
TIME WARNER CABLE INC   CL A            88732J108 $22,892,041  1,067,228 SH       DEFINED    1,4,5,6,7   1,067,228
TIME WARNER CABLE INC   CL A            88732J109 $36,745,352  1,713,070 SH       DEFINED    1,7,8,9,10  1,713,070